INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncement, Early Adoption [Line Items]
Domestic	$ 5,936	$ 4,189	$ 7,187
Foreign	(743)	413	(1,976)
Income (loss) before taxes on income	$ 5,193	$ 4,602	$ 5,211